Vanguard® Selected Value Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.0%)
Communication Services (2.1%)
	Omnicom Group Inc.	780,900	66,080
	Warner Music Group Corp. Class A	1,334,600	42,107
	Activision Blizzard Inc.	334,780	31,054
			139,241
Consumer Discretionary (16.6%)
	Gildan Activewear Inc.	3,451,328	107,336
*	Helen of Troy Ltd.	640,450	90,496
*	M/I Homes Inc.	893,000	89,300
	Lear Corp.	545,377	84,402
	Magna International Inc.	1,210,425	77,867
	Gentex Corp.	2,163,774	72,659
*	Skechers USA Inc. Class A	1,203,063	66,866
*	Taylor Morrison Home Corp. Class A	1,298,843	62,890
	Hasbro Inc.	888,386	57,354
*	CarMax Inc.	693,140	57,260
	PVH Corp.	586,275	52,554
	Gap Inc.	4,629,193	47,681
	Newell Brands Inc.	4,134,510	46,141
*	Mohawk Industries Inc.	368,505	39,187
	American Eagle Outfitters Inc.	2,676,560	37,606
	Whirlpool Corp.	232,600	33,555
	LKQ Corp.	414,350	22,702
*	Hanesbrands Inc.	3,867,700	20,383
	Advance Auto Parts Inc.	159,125	11,837
			1,078,076
Consumer Staples (0.9%)
	Spectrum Brands Holdings Inc.	381,651	29,925
	Ingredion Inc.	268,100	29,829
			59,754
Energy (3.4%)
	NOV Inc.	2,896,767	58,167
	Civitas Resources Inc.	770,911	57,710
	Williams Cos. Inc.	1,561,484	53,793
	Chord Energy Corp.	200,000	31,368
	Golar LNG Ltd.	600,000	14,472
	Halliburton Co.	59,024	2,307
			217,817
Financials (24.6%)
	Globe Life Inc.	992,816	111,364
	Unum Group	2,137,048	103,882
	Fidelity National Financial Inc.	2,345,466	91,872

		Shares	Market Value ($000)
	Jefferies Financial Group Inc.	2,152,878	79,204
	CNO Financial Group Inc.	2,781,935	71,551
	Voya Financial Inc.	921,202	68,408
	Equitable Holdings Inc.	2,353,647	67,526
	State Street Corp.	907,870	65,766
	Radian Group Inc.	2,095,000	56,418
	Essent Group Ltd.	1,030,153	51,096
[1]	Brookfield Asset Management Ltd. Class A	1,492,830	50,338
*	Markel Group Inc.	32,280	46,797
*	Genworth Financial Inc. Class A	7,156,600	41,938
	Cboe Global Markets Inc.	293,300	40,968
	M&T Bank Corp.	287,900	40,266
	Discover Financial Services	380,759	40,189
	Regions Financial Corp.	1,899,145	38,686
	CNA Financial Corp.	970,889	38,020
	RenaissanceRe Holdings Ltd.	202,430	37,806
	Reinsurance Group of America Inc.	252,418	35,427
	Allstate Corp.	308,465	34,758
	Axis Capital Holdings Ltd.	627,621	34,594
	Ally Financial Inc.	1,080,000	32,983
	Loews Corp.	521,400	32,666
	Fifth Third Bancorp	1,122,424	32,663
	Webster Financial Corp.	679,063	32,133
	PNC Financial Services Group Inc.	200,500	27,446
	MGIC Investment Corp.	1,612,799	26,998
*	Arch Capital Group Ltd.	309,741	24,064
	Comerica Inc.	370,173	19,975
	American International Group Inc.	320,985	19,349
	KeyCorp.	1,492,763	18,376
	Glacier Bancorp Inc.	511,281	16,719
	Jackson Financial Inc. Class A	460,000	15,189
	Invesco Ltd.	901,130	15,139
	Navient Corp.	774,583	14,748
	Everest Group Ltd.	31,771	11,454
	MetLife Inc.	102,453	6,451
			1,593,227
Health Care (7.6%)
[1]	Fresenius Medical Care AG & Co. KGaA ADR	3,285,843	85,793
	Baxter International Inc.	1,675,826	75,798
	Teleflex Inc.	217,390	54,602
	DENTSPLY SIRONA Inc.	1,311,980	54,474
	Laboratory Corp. of America Holdings	233,090	49,865
	Cardinal Health Inc.	520,739	47,632
	Perrigo Co. plc	1,282,641	46,996
*	Integra LifeSciences Holdings Corp.	1,013,532	46,085
*	Henry Schein Inc.	429,802	33,864
			495,109
Industrials (18.8%)
*	AerCap Holdings NV	3,442,001	219,634
	Acuity Brands Inc.	616,187	101,819
	Terex Corp.	1,115,879	65,424
	Westinghouse Air Brake Technologies Corp.	470,769	55,758
	Woodward Inc.	462,985	55,734
	RB Global Inc.	845,539	54,520
	Stanley Black & Decker Inc.	491,350	48,776
*	JELD-WEN Holding Inc.	2,664,409	47,453
	MSC Industrial Direct Co. Inc. Class A	457,552	46,176

		Shares	Market Value ($000)
	Esab Corp.	671,450	46,129
	SS&C Technologies Holdings Inc.	790,883	46,069
	BWX Technologies Inc.	662,535	45,715
	Fortune Brands Innovations Inc.	572,191	40,666
	AMETEK Inc.	250,930	39,798
	Leidos Holdings Inc.	406,374	38,008
*	JetBlue Airways Corp.	4,790,529	37,222
	Armstrong World Industries Inc.	470,430	36,392
*	Gates Industrial Corp. plc	2,387,730	32,521
	Textainer Group Holdings Ltd.	746,360	30,675
*	MasTec Inc.	201,768	23,758
	Enerpac Tool Group Corp. Class A	850,425	23,370
	Genpact Ltd.	505,149	18,231
	MDU Resources Group Inc.	781,863	17,295
	Snap-on Inc.	56,185	15,307
	Triton International Ltd.	176,342	14,867
[1]	Air France KLM ADR	4,102,756	7,262
*	Masterbrand Inc.	572,191	7,067
			1,215,646
Information Technology (9.6%)
	TE Connectivity Ltd.	830,715	119,199
*	Arrow Electronics Inc.	674,598	96,157
	Avnet Inc.	1,564,918	75,899
	Cognizant Technology Solutions Corp. Class A	1,002,275	66,180
	Open Text Corp.	1,468,624	63,077
*	Celestica Inc.	2,629,929	57,806
	Amdocs Ltd.	528,363	49,476
	MKS Instruments Inc.	409,660	44,723
	Micron Technology Inc.	521,049	37,198
	Juniper Networks Inc.	392,407	10,909
			620,624
Materials (6.7%)
	Dow Inc.	1,324,763	74,809
	United States Steel Corp.	2,568,700	65,502
*	Axalta Coating Systems Ltd.	1,982,429	63,438
	Olin Corp.	1,093,779	63,089
*	IAMGOLD Corp.	13,779,630	37,480
*	Eldorado Gold Corp.	3,684,000	36,140
	Kinross Gold Corp.	6,962,729	34,674
[1]	Centerra Gold Inc.	3,735,276	23,794
*	Equinox Gold Corp.	2,671,383	14,019
	Mosaic Co.	239,370	9,757
*	Knife River Corp.	195,465	8,497
			431,199
Real Estate (2.9%)
*	CBRE Group Inc. Class A	926,174	77,160
	DiamondRock Hospitality Co.	5,985,182	50,874
*	Howard Hughes Corp.	474,941	40,099
	Park Hotels & Resorts Inc.	1,501,015	20,459
			188,592
Utilities (1.8%)
	Edison International	943,328	67,882
	Atmos Energy Corp.	298,673	36,351
	Entergy Corp.	110,564	11,355
			115,588
Total Common Stocks (Cost $5,047,529)			6,154,873

		Shares	Market Value ($000)
Temporary Cash Investments (4.7%)
Money Market Fund (4.7%)
[2,3]	Vanguard Market Liquidity Fund, 5.274% (Cost $307,236)	3,073,274	307,266
Total Investments (99.7%) (Cost $5,354,765)			6,462,139
Other Assets and Liabilities—Net (0.3%)			19,713
Net Assets (100%)			6,481,852
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $32,669,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $33,859,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	453	104,518	4,247
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At July 31, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.